Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 7,042	£ 5,768	£ 5,945
Net gains on financial instruments held for trading | Net gains on financial instruments held for trading
Disclosure of detailed information about financial instruments [line items]
Net trading income	5,054	4,038	4,257
Net gains on financial instruments mandatorily at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	1,327	1,201	1,308
Net gains on financial instruments designated at fair value | Net gains on financial instruments designated at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 661	£ 529	£ 380